Stock-Based Compensation - Summary of Stock Options Activity (Parenthetical) (Details)	Feb. 02, 2022
GREENLIGHT BIOSCIENCES HOLDINGS, PBC [Member]
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Business combination exchange ratio	0.6656